Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FENIMORE ASSET MANAGEMENT TRUST
Entity Central Index Key	0000797136
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000030126
Shareholder Report [Line Items]
Fund Name	FAM VALUE FUND
Class Name	INVESTOR SHARES
Trading Symbol	FAMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FAM Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	https://fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$59	1.16%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	FAM Value Fund - Investor Shares	S&P 500® Index	Russell Midcap® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,245	$10,399	$10,056
Jun-2017	$11,851	$12,260	$11,713
Jun-2018	$13,228	$14,023	$13,157
Jun-2019	$14,872	$15,483	$14,187
Jun-2020	$14,204	$16,645	$13,869
Jun-2021	$19,799	$23,436	$20,776
Jun-2022	$17,125	$20,948	$17,182
Jun-2023	$19,885	$25,053	$19,746
Jun-2024	$22,770	$31,204	$22,289
Jun-2025	$26,037	$35,936	$25,678

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
FAM Value Fund - Investor Shares	4.66%	14.35%	12.89%	10.04%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
Russell Midcap® Index	4.84%	15.21%	13.11%	9.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-value-fund/ for updated performance information.
AssetsNet	$ 1,802,110,719
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 7,820,262
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,802,110,719 Number of Portfolio Holdings27 Advisory Fee (net of waivers)$7,820,262 Portfolio turnover2%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Other	-0.1%
Diversified Financial Services	1.1%
Oil, Gas & Consumable Fuels	1.6%
Money Market	2.5%
Banks	2.5%
Professional Services	2.6%
Life Sciences Tools & Services	2.8%
Hotels, Restaurants & Leisure	3.7%
Trading Companies & Distributors	3.7%
Construction Materials	4.3%
Health Care Equipment & Supplies	4.5%
Semiconductors & Semiconductor Equipment	4.8%
Capital Markets	6.7%
Specialty Retail	9.5%
Machinery	10.7%
Insurance	18.7%
Electronic Equipment, Instruments & Components	20.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brown & Brown, Inc.	7.7%
Amphenol Corporation - Class A	6.4%
Markel Group, Inc.	6.0%
Ross Stores, Inc.	5.7%
CDW Corporation	5.5%
Brookfield Corporation - Class A	5.5%
Progressive Corporation (The)	5.0%
Stryker Corporation	4.6%
Vulcan Materials Company	4.3%
IDEX Corporation	4.2%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000164665
Shareholder Report [Line Items]
Fund Name	FAM VALUE FUND
Class Name	INSTITUTIONAL SHARES
Trading Symbol	FAMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FAM Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	https://fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	FAM Value Fund - Institutional Shares	S&P 500® Index	Russell Midcap® Index
Jun-2015	$500,000	$500,000	$500,000
Jun-2016	$512,248	$519,963	$502,789
Jun-2017	$593,055	$613,016	$585,669
Jun-2018	$663,130	$701,132	$657,857
Jun-2019	$746,857	$774,172	$709,336
Jun-2020	$714,715	$832,274	$693,447
Jun-2021	$997,972	$1,171,793	$1,038,775
Jun-2022	$864,962	$1,047,398	$859,107
Jun-2023	$1,006,231	$1,252,625	$987,324
Jun-2024	$1,154,307	$1,560,221	$1,114,446
Jun-2025	$1,322,507	$1,796,808	$1,283,902

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
FAM Value Fund - Institutional Shares	4.75%	14.57%	13.10%	10.22%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
Russell Midcap® Index	4.84%	15.21%	13.11%	9.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-value-fund/ for updated performance information.
AssetsNet	$ 1,802,110,719
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 7,820,262
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,802,110,719 Number of Portfolio Holdings27 Advisory Fee (net of waivers)$7,820,262 Portfolio turnover2%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Other	-0.1%
Diversified Financial Services	1.1%
Oil, Gas & Consumable Fuels	1.6%
Money Market	2.5%
Banks	2.5%
Professional Services	2.6%
Life Sciences Tools & Services	2.8%
Hotels, Restaurants & Leisure	3.7%
Trading Companies & Distributors	3.7%
Construction Materials	4.3%
Health Care Equipment & Supplies	4.5%
Semiconductors & Semiconductor Equipment	4.8%
Capital Markets	6.7%
Specialty Retail	9.5%
Machinery	10.7%
Insurance	18.7%
Electronic Equipment, Instruments & Components	20.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brown & Brown, Inc.	7.7%
Amphenol Corporation - Class A	6.4%
Markel Group, Inc.	6.0%
Ross Stores, Inc.	5.7%
CDW Corporation	5.5%
Brookfield Corporation - Class A	5.5%
Progressive Corporation (The)	5.0%
Stryker Corporation	4.6%
Vulcan Materials Company	4.3%
IDEX Corporation	4.2%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000030128
Shareholder Report [Line Items]
Fund Name	FAM DIVIDEND FOCUS FUND
Class Name	INVESTOR SHARES
Trading Symbol	FAMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FAM Dividend Focus Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	https://fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$62	1.21%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	FAM Dividend Focus Fund - Investor Shares	S&P 500® Index	Russell Midcap® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,725	$10,399	$10,056
Jun-2017	$12,544	$12,260	$11,713
Jun-2018	$13,946	$14,023	$13,157
Jun-2019	$16,685	$15,483	$14,187
Jun-2020	$16,351	$16,645	$13,869
Jun-2021	$23,003	$23,436	$20,776
Jun-2022	$20,078	$20,948	$17,182
Jun-2023	$24,451	$25,053	$19,746
Jun-2024	$28,338	$31,204	$22,289
Jun-2025	$30,469	$35,936	$25,678

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
FAM Dividend Focus Fund - Investor Shares	7.35%	7.52%	13.26%	11.79%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
Russell Midcap® Index	4.84%	15.21%	13.11%	9.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-dividend-focus-fund/ for updated performance information.
AssetsNet	$ 778,678,513
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 3,356,417
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$778,678,513 Number of Portfolio Holdings28 Advisory Fee $3,356,417 Portfolio turnover2%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Medical Equipment & Devices	0.5%
Life Sciences Tools & Services	1.4%
Capital Markets	1.5%
Containers & Packaging	1.8%
Industrial Conglomerates	1.8%
Distributors	1.8%
Machinery	3.1%
Professional Services	3.1%
Specialty Retail	3.8%
Money Market	4.3%
Commercial Services & Supplies	4.6%
Commercial Support Services	4.8%
Electronic Equipment, Instruments & Components	5.2%
Aerospace & Defense	5.5%
Trading Companies & Distributors	5.8%
Semiconductors & Semiconductor Equipment	5.8%
Insurance	7.4%
Construction Materials	7.4%
Building Products	9.0%
Health Care Equipment & Supplies	9.1%
IT Services	12.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Trane Technologies plc	9.0%
Arthur J. Gallagher & Company	7.4%
HEICO Corporation - Class A	5.5%
Stryker Corporation	5.4%
Broadridge Financial Solutions, Inc.	5.3%
Republic Services, Inc.	4.8%
Cintas Corporation	4.6%
Paychex, Inc.	4.2%
Martin Marietta Materials, Inc.	4.0%
Ross Stores, Inc.	3.8%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000110096
Shareholder Report [Line Items]
Fund Name	FAM SMALL CAP FUND
Class Name	INVESTOR SHARES
Trading Symbol	FAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FAM Small Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	https://fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$60	1.23%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	FAM Small Cap Fund - Investor Shares	S&P 500® Index	Russell 2000® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,055	$10,399	$9,327
Jun-2017	$11,649	$12,260	$11,621
Jun-2018	$12,851	$14,023	$13,663
Jun-2019	$12,763	$15,483	$13,211
Jun-2020	$11,774	$16,645	$12,335
Jun-2021	$18,145	$23,436	$19,987
Jun-2022	$16,564	$20,948	$14,951
Jun-2023	$19,078	$25,053	$16,790
Jun-2024	$20,650	$31,204	$18,479
Jun-2025	$22,574	$35,936	$19,898

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
FAM Small Cap Fund - Investor Shares	-2.87%	9.31%	13.90%	8.48%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
Russell 2000® Index	-1.78%	7.68%	10.04%	7.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-small-cap-fund/ for updated performance information.
AssetsNet	$ 415,728,663
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,855,255
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$415,728,663 Number of Portfolio Holdings29 Advisory Fee $1,855,255 Portfolio turnover2%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Other	0.1%
Specialty Retail	2.0%
IT Services	2.3%
Road & Rail	2.5%
Chemicals	2.6%
Health Care Facilities & Services	2.7%
Food Products	2.7%
Real Estate Owners & Developers	3.3%
Trading Companies & Distributors	3.4%
Money Market	3.5%
Gas Utilities	4.3%
Machinery	4.7%
Media	5.4%
Software	5.6%
Insurance	6.9%
Diversified Consumer Services	7.4%
Banks	7.7%
Real Estate Management & Development	8.6%
Hotels, Restaurants & Leisure	9.0%
Professional Services	15.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ExlService Holdings, Inc.	6.7%
CBIZ, Inc.	6.1%
Dutch Bros, Inc. - Class A	5.5%
Colliers International Group, Inc.	5.3%
Pinnacle Financial Partners, Inc.	4.9%
Brookfield Infrastructure Corporation - Class A	4.3%
Trisura Group Ltd.	3.9%
Frontdoor, Inc.	3.8%
OneSpaWorld Holdings Ltd.	3.6%
Choice Hotels International, Inc.	3.5%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000164667
Shareholder Report [Line Items]
Fund Name	FAM SMALL CAP FUND
Class Name	INSTITUTIONAL SHARES
Trading Symbol	FAMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FAM Small Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	https://fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	1.14%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	FAM Small Cap Fund - Institutional Shares	S&P 500® Index	Russell 2000® Index
Jun-2015	$500,000	$500,000	$500,000
Jun-2016	$503,079	$519,963	$466,347
Jun-2017	$583,708	$613,016	$581,072
Jun-2018	$644,892	$701,132	$683,142
Jun-2019	$641,155	$774,172	$660,535
Jun-2020	$592,125	$832,274	$616,774
Jun-2021	$913,090	$1,171,793	$999,331
Jun-2022	$834,486	$1,047,398	$747,525
Jun-2023	$962,424	$1,252,625	$839,521
Jun-2024	$1,042,553	$1,560,221	$923,944
Jun-2025	$1,140,682	$1,796,808	$994,915

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
FAM Small Cap Fund - Institutional Shares	-2.83%	9.41%	14.01%	8.60%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
Russell 2000® Index	-1.78%	7.68%	10.04%	7.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-small-cap-fund/ for updated performance information.
AssetsNet	$ 415,728,663
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,855,255
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$415,728,663 Number of Portfolio Holdings29 Advisory Fee $1,855,255 Portfolio turnover2%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Other	0.1%
Specialty Retail	2.0%
IT Services	2.3%
Road & Rail	2.5%
Chemicals	2.6%
Health Care Facilities & Services	2.7%
Food Products	2.7%
Real Estate Owners & Developers	3.3%
Trading Companies & Distributors	3.4%
Money Market	3.5%
Gas Utilities	4.3%
Machinery	4.7%
Media	5.4%
Software	5.6%
Insurance	6.9%
Diversified Consumer Services	7.4%
Banks	7.7%
Real Estate Management & Development	8.6%
Hotels, Restaurants & Leisure	9.0%
Professional Services	15.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ExlService Holdings, Inc.	6.7%
CBIZ, Inc.	6.1%
Dutch Bros, Inc. - Class A	5.5%
Colliers International Group, Inc.	5.3%
Pinnacle Financial Partners, Inc.	4.9%
Brookfield Infrastructure Corporation - Class A	4.3%
Trisura Group Ltd.	3.9%
Frontdoor, Inc.	3.8%
OneSpaWorld Holdings Ltd.	3.6%
Choice Hotels International, Inc.	3.5%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.